advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of advance billings and customer deposits
Contract liabilities at beginning of period	$ 806	$ 801
Revenue deferred in previous period and recognized in current period	(593)	(577)
Net additions arising from operations	637	539
Additions arising from business acquisitions	20	43
Contract liabilities at end of period	870	806
Current	780	735
Non-current
Deferred revenues	82	61
Deferred customer activation and connection fees	$ 8	$ 10